Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0001384195
Registrant Name	Ring Energy, Inc.
Registration File Number	333-283978
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES